UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number   811-10415
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                     Lazard Alternative Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)


                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

FORM N-PX INFO FOR LAZARD ALTERNATIVE STRATEGIES FUND, LLC

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Name of Registrant                    Lazard Alternative Strategies Fund, LLC
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1940 Act File No:                     811-10415
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Exchange or Ticker                    Odey Japan & General Inc
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CUSIP                                 N/A
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Shareholder Meeting Date              November 24, 2004
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ID of Matter to be voted on           Changes to frequency of dealing dates, fund expenses, and articles of association
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Issuer or security holder             Issuer
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Cast Vote?                            Yes
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How registrant cast vote              For
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Whether vote was for or against       For Management
management
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Exchange or Ticker                    Framework Asset Partners LP
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CUSIP                                 N/A
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Shareholder Meeting Date              December 20, 2004
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ID of Matter to be voted on           Election with respect to interests in partnership (to withdraw or remain invested)
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Issuer or security holder             Security holder
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Cast Vote?                            Yes
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How registrant cast vote              For
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Whether vote was for or against       For Management
management
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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)* /s/ Michael Rome
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                              Michael Rome, Chief Executive Officer
                              (Principal Executive Officer)

Date    August 16, 2005
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*Print the name and title of each signing officer under his or her signature.